6. Accounts Receivable	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Accounts Receivable

6.	Accounts Receivable

Accounts receivable, current and non-current, mainly represent amounts due from customers for 1) sales of Solar PV projects; 2) rendering of EPC services; 3) supply of electricity under power supply agreements (“PPA”); and 4) sales of solar PV related components.

The allowance for doubtful accounts is provided against gross accounts receivable balances based on the Group’s best estimate of the amount of probable credit losses in the Group’s accounts receivable. The Group grants credit terms to credit-worthy customers. Terms vary per contract terms and range from 30 to 90 days. Contractually, the Group may charge interest for extended payment terms and require collateral. The Group regularly monitors and assesses the risk of not collecting amounts owed by customers. This evaluation is based upon a variety of factors, including an analysis of amounts current and past due along with relevant history and facts particular to the customer. The Group does not have any off-balance-sheet credit exposure related to its customers.

Accounts receivable, current, as at December 31, 2017 and 2016 primarily consists of receivables arose from EPC services, trading and sales of solar PV related components. The aging of accounts receivable as of December 31, 2017 and 2016, prepared based on credit period offered, consisted of the followings:

	December 31, 2017			December 31, 2016
	Gross	Allowance	Net	Gross	Allowance	Net
Current	8,581	–	8,581	9,077	–	9,077
0-90 days past due	4,878	–	4,878	6,817	–	6,817
91-180 days past due	2,088	–	2,088	9,379	–	9,379
181-365 days past due	1,537	(764)	773	3,516	(487)	3,029
over 1 year past due	56,759	(27,763)	28,996	37,386	(20,079)	17,307
Total	$73,843	$(28,527)	$45,316	$66,175	$(20,566)	$45,609

Included in the gross receivable balances arising from EPC services as at December 31, 2017 and 2016 were $35,222 (RMB 229,166) and $34,049 (RMB 236,403) due from Zhongwei Hanky Wiye Solar Co., Ltd (“Zhongwei”) against which allowance for doubtful accounts of $17,309 and $16,220 had been recognized, respectively. In August 2014, the Group entered into an EPC contract with Zhongwei, a customer in the PRC, to construct a 30MW ground mounted PV station. The grid-connection of Zhongwei Project was completed in July 2015. There was significant delay of payments by Zhongwei based on the contract terms. The Group filed two lawsuits against the project owner of Zhongwei in August 2016 and April 2017 claiming repayment on the entire outstanding balances. On December 21, 2016, the Group won the first trial of the lawsuit filed in August 2016 and has successfully frozen the Zhongwei’s bank account that collects the electricity incomes generated from the 30MW PV station. During 2017, $1,112 of Zhongwei’s electricity income was force executed by the PRC court, which was used to settle payable to an EPC supplier. The force execution process was paused on December 20, 2017. The second trial of the lawsuit filed in April 2017 has not been scheduled as the date of issuance of the consolidated financial statements.

Included in the gross receivable balances arising from EPC services as of December 31, 2017 was $15,487 due from Inner Mongolia Zhaojing Photovoltaic Power Generation Co., Ltd. (“Zhaojing”) against which allowance for doubtful accounts of $7,802 had been recognized. As of December 31, 2016, the receivable from Zhaojing was $19,815, with provision of $2,924, which was recognized as costs and estimated earnings in excess of billings on uncompleted projects. In March 2015, the Group entered into EPC contract with Zhaojing to construct a 20MW PV station. The PV station was 96% completed as of December 31, 2016, while Zhaojing didn’t make payment according to the payment terms. In 2016, the Group terminated the construction of the PV station, and filed a complaint against Zhaojing claiming repayment on the entire outstanding balances. As of the date of the issuance of the consolidated financial statements, the complaint is still on the early stage of the proceeding.

The movements of allowance for doubtful accounts are as follows:

	2017	2016	2015
Balance as at January 1	$20,566	$36,553	$766
Addition	6,260	4,171	36,468
Written off	(1,526)	(239)	(616)
Reversal	(1,372)	(18,293)	(65)
Reclassification from allowance for costs and estimated earnings in excess of billings on uncompleted contracts	3,121	–	–
Foreign currency translation difference	1,478	(1,626)	–
Balance as at December 31	$28,527	$20,566	$36,553

As of December 31, 2017 and 2016, allowance for doubtful debts of $26,958 and $18,487 had been recognized for certain gross receivable balances of $52,664 and $36,480, respectively, which arose from the Group’s EPC service revenue. Also, allowance for doubtful debts of $1,569 and $2,079 had been recognized for certain gross receivable balances of $21,179 and $29,695, respectively, which arose from other types of revenues. The allowance is determined on the basis of their expected recoverable amount of these receivables.